Note 15 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	6 Months Ended
	Jun. 14, 2024	Jun. 14, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				0
Treasury Stock, Shares, Acquired (in shares)			0
Common Stock, Shares, Issued (in shares)			131,273,834
Common Stock, Shares, Outstanding (in shares)			120,269,324
Redeemable Preferred Stock Dividends			$ (0)	$ 5,446
Dividends, Preferred Stock, Cash			$ 10,460	$ 15,534
O 2023 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 9,320
Common Stock Dividends, Shares (in shares)				420,178
O 2024 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 9,324
Common Stock Dividends, Shares (in shares)				369,223
O 2024 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 13,715
Common Stock Dividends, Shares (in shares)			7,056
O, 2025, Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 13,734
Common Stock Dividends, Shares (in shares)			8,635
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			314,891	1,088,601
Stock Repurchase Program, Authorized Amount					$ 150,000
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount					$ 150,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			299,200	299,200
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)			15,691	789,401
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share)			$ 10.0696	$ 10.9544
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)	4,574,100	4,574,100
Preferred Stock, Dividend Rate, Percentage	8.875%	8.875%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25	$ 25
Redeemable Preferred Stock Dividends				$ 5,446
Series E Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Series B Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Series C Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Series D Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q4 October 15, 2024 to January 14, 2025, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | O, 2025, Q1, January 15, 2025 to April 14, 2025 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)